Significant Accounting Policies (Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Significant Accounting Policies [Abstract]
Dividend yield	2.45%	2.23%	2.20%
Expected volatility	36.07%	31.59%	31.92%
Risk-free interest rate	0.83%	2.01%	1.56%
Expected life, years	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75